Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings Measured At Amortized Cost/Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Non-current liabilities
Non-current portion of loans and borrowings	$ 201,616	$ 21,613
Lease liabilities	13,616	20,915
Current liabilities
Current portion of loans and borrowings	2,339	3,971
Current portion of lease liabilities	2,030	3,638
Secured bank loans [Member]
Non-current liabilities
Non-current portion of loans and borrowings	426	698
Current liabilities
Current portion of loans and borrowings	309	$ 333
Convertible notes [Member]
Non-current liabilities
Convertible notes	$ 187,574